Contract Liabilities - Additional information (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022	May 01, 2021
Contract liabilities [abstract]
Contract Liabilities	$ 11,193	$ 5,968	$ 9,055